Expense Example	Feb. 03, 2026 USD ($)
Counterpoint Tactical Income Fund | Counterpoint Tactical Income Fund Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 655
Expense Example, with Redemption, 3 Years	1,084
Expense Example, with Redemption, 5 Years	1,538
Expense Example, with Redemption, 10 Years	2,791
Counterpoint Tactical Income Fund | Counterpoint Tactical Income Fund Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	290
Expense Example, with Redemption, 3 Years	889
Expense Example, with Redemption, 5 Years	1,513
Expense Example, with Redemption, 10 Years	3,195
Counterpoint Tactical Income Fund | Counterpoint Tactical Income Fund Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	190
Expense Example, with Redemption, 3 Years	588
Expense Example, with Redemption, 5 Years	1,011
Expense Example, with Redemption, 10 Years	2,190
Counterpoint Tactical Equity Fund | Counterpoint Tactical Equity Fund Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	754
Expense Example, with Redemption, 3 Years	1,129
Expense Example, with Redemption, 5 Years	1,528
Expense Example, with Redemption, 10 Years	2,639
Counterpoint Tactical Equity Fund | Counterpoint Tactical Equity Fund Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	265
Expense Example, with Redemption, 3 Years	814
Expense Example, with Redemption, 5 Years	1,390
Expense Example, with Redemption, 10 Years	2,954
Counterpoint Tactical Equity Fund | Counterpoint Tactical Equity Fund Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	165
Expense Example, with Redemption, 3 Years	511
Expense Example, with Redemption, 5 Years	881
Expense Example, with Redemption, 10 Years	1,922
Counterpoint Tactical Municipal Fund | Counterpoint Tactical Municipal Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	620
Expense Example, with Redemption, 3 Years	976
Expense Example, with Redemption, 5 Years	1,356
Expense Example, with Redemption, 10 Years	2,420
Counterpoint Tactical Municipal Fund | Counterpoint Tactical Municipal Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	253
Expense Example, with Redemption, 3 Years	779
Expense Example, with Redemption, 5 Years	1,331
Expense Example, with Redemption, 10 Years	2,836
Counterpoint Tactical Municipal Fund | Counterpoint Tactical Municipal Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
Expense Example, with Redemption, 5 Years	818
Expense Example, with Redemption, 10 Years	$ 1,791